FINANCIAL RISK MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2013	Feb. 28, 2012
Disclosure of risk management strategy related to hedge accounting [line items]
Shares issued to purchase warrant					1,600,000	2,622,157
Gross proceeds		$ 38,773	$ 2,183	$ 29,053
Risk-free interest rate (%)		2.00%	2.00%	2.00%
Average standard deviation		63.00%	66.00%	68.00%
BVF Partners L.P. [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Shares issued to purchase warrant	8,495,575
Gross proceeds	$ 9,600
BVF Partners L.P. [Member] | Series A [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Shares issued to purchase warrant	2,973,451
BVF Partners L.P. [Member] | Series B [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Shares issued to purchase warrant	2,973,451